Cover	Nov. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 21, 2022
Entity File Number	001-40849
Entity Registrant Name	Mawson Infrastructure Group Inc.
Entity Central Index Key	0001218683
Entity Tax Identification Number	88-0445167
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Level 5
Entity Address, Address Line Two	97 Pacific Highway
Entity Address, City or Town	North Sydney
Entity Address, Country	AU
Entity Address, Postal Zip Code	2060
City Area Code	61 02
Local Phone Number	8624 6130
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	MIGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false